Investment Objectives and Goals - Pacific NoS Global EM Equity Active ETF	Apr. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Pacific NoS Global EM Equity Active ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pacific NoS Global EM Equity Active ETF (the “Fund”) seeks long-term capital appreciation.